UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03364

                             MAXIM SERIES FUND, INC.
               (Exact name of registrant as specified in charter)

             8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                                  W.T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2004

ITEM 1. REPORTS TO STOCKHOLDERS

                            MAXIM SERIES FUND, INC.
        Financial Statements and Financial Highlights for the Six Months
                       Ended June 30, 2004 and Year Ended
                               December 31, 2003

                          Maxim Growth Index Portfolio

MAXIM SERIES FUND, INC.

MAXIM GROWTH INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004
UNAUDITED

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

ASSETS:
     Investments in securities, market value   (1)                                                 $          50,648,648
     Cash                                                                                                         23,942
     Dividends receivable                                                                                         68,582
     Subscriptions receivable                                                                                     69,807
     Variation margin on futures contracts                                                                         9,000
                                                                                                     --------------------
                                                                                                     --------------------

     Total assets                                                                                             50,819,979
                                                                                                     --------------------
                                                                                                     --------------------

LIABILITIES:
     Due to investment adviser                                                                                    27,425
     Redemptions payable                                                                                          87,908
                                                                                                     --------------------
                                                                                                     --------------------

     Total liabilities                                                                                           115,333
                                                                                                     --------------------
                                                                                                     --------------------

NET ASSETS                                                                                         $          50,704,646
                                                                                                     ====================
                                                                                                     ====================

NET ASSETS REPRESENTED BY:
     Capital stock, $.10 par value                                                                 $             316,875
     Additional paid-in capital                                                                              121,954,543
     Net unrealized appreciation on investments and futures contracts                                          2,759,509
     Undistributed net investment income                                                                           7,546
     Accumulated net realized loss on investments and futures contracts                                      (74,333,827)
                                                                                                     --------------------
                                                                                                     --------------------

NET ASSETS                                                                                         $          50,704,646
                                                                                                     ====================
                                                                                                     ====================

NET ASSET VALUE PER OUTSTANDING SHARE                                                              $               16.00
                                                                                                     ====================
                                                                                                     ====================
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
     Authorized                                                                                              250,000,000
     Outstanding                                                                                               3,168,752

(1)  Cost of investments in securities:                                                            $          47,887,339

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM GROWTH INDEX PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2004
UNAUDITED
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
      Interest                                                                                         $            1,736
      Dividends                                                                                                   322,773
                                                                                                         -----------------
                                                                                                         -----------------

      Total income                                                                                                324,509
                                                                                                         -----------------
                                                                                                         -----------------

EXPENSES:
      Management fees                                                                                             152,903
                                                                                                         -----------------
                                                                                                         -----------------

NET INVESTMENT INCOME                                                                                             171,606
                                                                                                         -----------------
                                                                                                         -----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
      Net realized loss on investments                                                                               (870)
      Net realized gain on futures contracts                                                                       33,570
      Change in net unrealized appreciation on investments                                                      1,149,696
      Change in net unrealized depreciation on futures contracts                                                  (13,600)
                                                                                                         -----------------
                                                                                                         -----------------

      Net realized and unrealized gain on investments and futures contracts                                     1,168,796
                                                                                                         -----------------
                                                                                                         -----------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                   $        1,340,402
                                                                                                         =================
                                                                                                         =================

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM GROWTH INDEX PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2004 AND YEAR ENDED DECEMBER 31, 2003

------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                                              2004                 2003
                                                                                        -----------------    -----------------
                                                                                        -----------------    -----------------
                                                                                           UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
      Net investment income                                                           $          171,606   $          610,871
      Net realized loss on investments                                                              (870)         (13,125,305)
      Net realized gain on futures contracts                                                      33,570              205,062
      Change in net unrealized appreciation on investments                                     1,149,696           28,202,569
      Change in net unrealized appreciation (depreciation) on futures contracts                  (13,600)              16,138
                                                                                        -----------------    -----------------
                                                                                        -----------------    -----------------

      Net increase in net assets resulting from operations                                     1,340,402           15,909,335
                                                                                        -----------------    -----------------
                                                                                        -----------------    -----------------

DISTRIBUTIONS TO SHAREHOLDERS:
      From net investment income                                                                (164,060)            (613,761)
                                                                                        -----------------    -----------------
                                                                                        -----------------    -----------------

SHARE TRANSACTIONS:
      Net proceeds from sales of shares                                                       10,040,277           27,842,474
      Reinvestment of distributions                                                              164,060              613,761
      Redemptions of shares                                                                  (12,600,993)         (71,017,200)
                                                                                        -----------------    -----------------
                                                                                        -----------------    -----------------

      Net decrease in net assets resulting from share transactions                            (2,396,656)         (42,560,965)
                                                                                        -----------------    -----------------
                                                                                        -----------------    -----------------

      Total decrease in net assets                                                            (1,220,314)         (27,265,391)

NET ASSETS:
      Beginning of period                                                                     51,924,960           79,190,351
                                                                                        -----------------    -----------------
                                                                                        -----------------    -----------------

      End of period  (1)                                                              $       50,704,646   $       51,924,960
                                                                                        =================    =================
                                                                                        =================    =================

OTHER INFORMATION:

SHARES:
      Sold                                                                                       637,790            2,005,642
      Issued in reinvestment of distributions                                                     10,325               42,031
      Redeemed                                                                                  (798,129)          (4,985,017)
                                                                                        -----------------    -----------------
                                                                                        -----------------    -----------------

      Net decrease                                                                              (150,014)          (2,937,344)
                                                                                        =================    =================
                                                                                        =================    =================

(1) Including undistributed net investment income                                     $            7,546   $

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM GROWTH INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                          Six Months Ended     Year Ended December 31,
                                          June 30, 2004    2003         2002 ~       2001 ~       2000 ~       1999 ~
                                          -------------------------   -----------  -----------  -----------   ----------
                                          -------------------------   -----------  -----------  -----------   ----------
                                                 UNAUDITED
Net Asset Value, Beginning of Period    $       15.65  $     12.66         16.81 $      19.41 $      28.63  $     24.28

Income from Investment Operations

Net investment income                            0.05         0.15          0.07         0.06         0.01         0.06
Net realized and unrealized gain (loss)          0.35         2.99         (4.15)       (2.60)       (6.31)        6.34
                                          ------------   ----------   -----------  -----------  -----------   ----------
                                          ------------   ----------   -----------  -----------  -----------   ----------

Total Income (Loss) From
    Investment Operations                        0.40         3.14         (4.08)       (2.54)       (6.30)        6.40
                                          ------------   ----------   -----------  -----------  -----------   ----------
                                          ------------   ----------   -----------  -----------  -----------   ----------

Less Distributions

From net investment income                      (0.05)       (0.15)        (0.07)       (0.06)       (0.01)       (0.06)
From net realized gains                                                                              (2.91)       (1.99)
                                          ------------   ----------   -----------  -----------  -----------   ----------
                                          ------------   ----------   -----------  -----------  -----------   ----------

Total Distributions                             (0.05)       (0.15)        (0.07)       (0.06)       (2.92)       (2.05)
                                          ------------   ----------   -----------  -----------  -----------   ----------
                                          ------------   ----------   -----------  -----------  -----------   ----------

Net Asset Value, End of Period          $       16.00  $     15.65         12.66 $      16.81 $      19.41  $     28.63
                                          ============   ==========   ===========  ===========  ===========   ==========
                                          ============   ==========   ===========  ===========  ===========   ==========


Total Return                                    2.57% o     24.85%       (24.08%)     (13.10%)     (22.36%)      26.87%

Net Assets, End of Period ($000)        $      50,705  $    51,925        79,190 $    275,992 $    350,803  $   499,612

Ratio of Expenses to Average Net Assets         0.60% *      0.60%         0.60%        0.60%        0.60%        0.60%

Ratio of Net Investment Income to
    Average Net Assets                          0.67% *      0.82%         0.53%        0.32%        0.03%        0.26%

Portfolio Turnover Rate                         6.37% o     25.37%        23.09%       37.66%       39.05%       54.24%


 ~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.

 o Based on operations for the period shown and, accordingly, are not representative of a full year.

 *  Annualized


See notes to financial statements.

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2004
--------------------------------------------------------------------------------
UNAUDITED

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
        Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-four portfolios. Interests in the Maxim Growth Index Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor's/BARRA Growth Index. The Portfolio is nondiversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

        The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

        Security Valuation

        Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Equity securities are valued at the last sale price as of the close of business of the exchange or valuation time. The Portfolio utilizes the "NASDAQ Official Closing Price" for securities principally traded on the NASDAQ National Market System. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

        Financial Futures Contracts

        The Portfolio may invest in financial futures contracts as a substitute for a comparable market position in the underlying securities. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as "variation margin", are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. Changes in the value of open futures contracts are recorded in the Statement of Operations as unrealized appreciation (depreciation) on futures contracts. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

        Dividends

        Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

        Security Transactions

        Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

        Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

        Federal Income Taxes

        For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

        Classification of Distributions to Shareholders

        The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

        The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

        Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

        As of June 30, 2004, there were 35 funds for which the Directors served as Directors, thirty-four of which were Portfolios of the Fund. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $71,250 for the period from January 1, 2004 through June 30, 2004. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3. PURCHASES & SALES OF INVESTMENT SECURITIES

        For the six months ended June 30, 2004, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $3,237,312 and $7,484,543, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4. UNREALIZED APPRECIATION (DEPRECIATION)

        At June 30, 2004, the U.S. Federal income tax cost basis was $51,926,135. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $5,038,954 and gross depreciation of securities in which there was an excess of tax cost over value of $6,316,441, resulting in net depreciation of $1,277,487.

5. FUTURES CONTRACTS

        As of June 30, 2004, the Portfolio had 8 open S&P 500 long futures contracts. The contracts expire in September 2004 and the Portfolio has recorded unrealized depreciation of $1,800.

6. DISTRIBUTIONS TO SHAREHOLDERS

        Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales and capital loss carryforwards. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

        The Portfolio's tax capital gains and losses are determined only at the end of each fiscal year.At December 31, 2003, the Portfolio had available for federal income tax purposes unused capital loss carryforwards of $6,484,023, $44,824,586 and $12,077,240, which expire in the years 2009, 2010 and 2011, respectively. The Portfolio also had current year deferred post-October capital losses of $6,534,997.

7. REVERSE STOCK SPLIT

       During 2002, the Fund's Board of Directors approved a 1 for 10 reverse stock split effective November 7, 2002, which caused the net asset value per share to increase by a factor of 10 as a result of a corresponding decrease in shares outstanding. Accordingly, all prior year share information in the Financial Highlights has been restated to reflect the reverse stock split. The reverse stock split had no impact on total return, net assets, ratios, or portfolio turnover rates presented in the Financial Highlights.

Maxim Growth Index Portfolio

COMMON STOCK

AEROSPACE & DEFENSE --- 1.71%
      7,600 Boeing Co                                                    388,284
      1,575 Rockwell Collins                                              52,479
      4,650 United Technologies Corp                                     425,382
                                                                        $866,145

AIR FREIGHT --- 1.51%
     10,178 United Parcel Service Inc Class B                            765,080
                                                                        $765,080

AIRLINES --- 0.01%
      1,100 Delta Air Lines Inc*                                           7,832
                                                                          $7,832

AUTO PARTS & EQUIPMENT --- 0.11%
      5,000 Delphi Corp                                                   53,400
                                                                         $53,400

BANKS --- 0.11%
      1,500 North Fork Bancorp Inc                                        57,075
                                                                         $57,075

BIOTECHNOLOGY --- 1.23%
     11,424 Amgen Inc*                                                   623,408
                                                                        $623,408

BUILDING MATERIALS --- 0.15%
      1,919 American Standard Cos Inc*                                    77,355
                                                                         $77,355

CHEMICALS --- 1.99%
      8,450 Dow Chemical Co                                              343,915
      9,000 EI du Pont de Nemours & Co                                   399,780
      2,312 Ecolab Inc                                                    73,290
        950 Hercules Inc*                                                 11,581
        794 International Flavors & Fragrances Inc                        29,696
      2,882 Praxair Inc                                                  115,021
        604 Sigma-Aldrich Corp                                            36,004
                                                                      $1,009,287

COMMUNICATIONS - EQUIPMENT --- 1.46%
      3,934 Avaya Inc*                                                    62,118
     38,500 Lucent Technologies Inc*                                     145,530
      7,320 QUALCOMM Inc                                                 534,214
                                                                        $741,862

COMPUTER HARDWARE & SYSTEMS --- 4.62%
     22,744 Dell Inc*                                                    814,690
     15,231 International Business Machines Corp                       1,342,613
      1,193 Lexmark International Group Inc Class A*                     115,160
      3,053 Network Appliance Inc*                                        65,731
                                                                      $2,338,194

COMPUTER SOFTWARE & SERVICES --- 13.83%
      2,120 Adobe Systems Inc                                             98,580
      1,000 Autodesk Inc                                                  42,810
      5,329 Automatic Data Processing Inc                                223,179
     60,821 Cisco Systems Inc*                                         1,441,458
      1,481 Citrix Systems Inc*                                           30,153
      2,702 Electronic Arts Inc*                                         147,394
      7,818 First Data Corp                                              348,057
      1,683 Intuit Inc*                                                   64,930
        817 Mercury Interactive Corp*                                     40,711
     97,166 Microsoft Corp                                             2,775,061
     46,687 Oracle Corp*                                                 556,976
      2,400 Parametric Technology Corp*                                   12,000
      3,368 Paychex Inc                                                  114,108
      2,830 Symantec Corp*                                               123,897
     12,106 Yahoo! Inc*                                                  439,811
      5,952 eBay Inc*                                                    547,286
                                                                      $7,006,411

CONGLOMERATES --- 7.34%
      7,100 3M Co                                                        639,071
     95,002 General Electric Co                                        3,078,065
                                                                      $3,717,136

CONTAINERS --- 0.23%
        571 Ball Corp                                                     41,141
      1,300 Pactiv Corp*                                                  32,422
        800 Sealed Air Corp*                                              42,616
                                                                        $116,179

COSMETICS & PERSONAL CARE --- 1.14%
      4,270 Avon Products Inc                                            197,018
      9,025 Gillette Co                                                  382,660
                                                                        $579,678

DISTRIBUTORS --- 0.41%
      5,720 SYSCO Corp                                                   205,176
                                                                        $205,176

ELECTRONIC INSTRUMENT & EQUIP --- 1.00%
      4,300 Agilent Technologies Inc*                                    125,904
      3,817 Emerson Electric Co                                          242,570
      8,600 Solectron Corp*                                               55,642
      2,100 Symbol Technologies Inc                                       30,954
      1,096 Waters Corp*                                                  52,367
                                                                        $507,437

ELECTRONICS - SEMICONDUCTOR --- 6.36%
      3,342 Altera Corp*                                                  74,259
      3,342 Analog Devices Inc                                           157,341
     15,100 Applied Materials Inc*                                       296,262
      2,850 Broadcom Corp Class A*                                       133,295
     58,162 Intel Corp                                                 1,605,271
      1,727 KLA-Tencor Corp*                                              85,279
      2,727 Linear Technology Corp                                       107,635
      2,861 Maxim Integrated Products Inc                                149,974
      3,200 National Semiconductor Corp*                                  70,368
      1,568 PMC-Sierra Inc*                                               22,501
      1,700 Teradyne Inc*                                                 38,590
     15,500 Texas Instruments Inc                                        374,790
      3,155 Xilinx Inc*                                                  105,093
                                                                      $3,220,658

FINANCIAL SERVICES --- 1.57%
      8,708 Fannie Mae (nonvtg)                                          621,403
        950 Federated Investors Inc Class B                               28,823
      1,338 Moody's Corp                                                  86,515
      1,150 T Rowe Price Group Inc                                        57,960
                                                                        $794,701

FOOD & BEVERAGES --- 6.44%
      7,205 Anheuser-Busch Co Inc                                        389,070
      1,056 Brown-Forman Corp                                             50,973
      3,659 Campbell Soup Co                                              98,354
     21,972 Coca-Cola Co                                               1,109,147
      3,201 HJ Heinz Co                                                  125,479
      2,348 Hershey Foods Corp                                           108,642
      3,660 Kellogg Co                                                   153,171
      1,228 McCormick & Co Inc (nonvtg)                                   41,752
      2,300 Pepsi Bottling Group Inc                                      70,242
     15,330 PepsiCo Inc                                                  825,980
      7,092 Sara Lee Corp                                                163,045
          0 Sara Lee Corp                                                      0
      2,016 Wm Wrigley Jr Co                                             127,109
                                                                      $3,262,964

GOLD, METALS & MINING --- 0.13%
        700 Allegheny Technologies Inc                                    12,635
      1,561 Freeport-McMoRan Copper & Gold Inc                            51,747
                                                                         $64,382

HEALTH CARE RELATED --- 1.43%
      3,900 Cardinal Health Inc                                          273,195
        700 Express Scripts Inc Class A*                                  55,461
      2,048 IMS Health Inc                                                48,005
      5,552 United Health Group Inc                                      345,612
                                                                        $722,273

HOUSEHOLD GOODS --- 4.16%
        700 Black & Decker Corp                                           43,491
      1,906 Clorox Co                                                    102,505
      4,831 Colgate-Palmolive Co                                         282,372
      1,300 Fortune Brands Inc                                            98,059
      4,574 Kimberly-Clark Corp                                          301,335
        687 Maytag Corp                                                   16,838
     23,154 Procter & Gamble Co                                        1,260,504
                                                                      $2,105,104

INSURANCE RELATED --- 0.42%
      4,671 Marsh & McLennan Cos Inc                                     211,970
                                                                        $211,970

LEISURE & ENTERTAINMENT --- 0.57%
      2,707 Harley-Davidson Inc                                          167,672
      3,098 International Game Technology                                119,583
                                                                        $287,255

MACHINERY --- 0.53%
      3,100 Caterpillar Inc                                              246,264
        600 Navistar International Corp*                                  23,256
                                                                        $269,520

MANUFACTURING --- 0.29%
      2,800 Danaher Corp                                                 145,180
                                                                        $145,180

MEDICAL PRODUCTS --- 3.98%
      5,455 Baxter International Inc                                     188,252
      2,300 Becton Dickinson & Co                                        119,140
      2,282 Biomet Inc                                                   101,412
      7,472 Boston Scientific Corp*                                      319,802
        900 CR Bard Inc                                                   50,985
      2,875 Guidant Corp                                                 160,655
     10,949 Medtronic Inc                                                533,435
        486 Millipore Corp*                                               27,396
      1,611 St Jude Medical Inc*                                         121,872
      3,592 Stryker Corp                                                 197,560
      2,222 Zimmer Holdings Inc*                                         195,980
                                                                      $2,016,489

OFFICE EQUIPMENT & SUPPLIES --- 0.31%
      1,006 Avery Dennison Corp                                           64,394
      2,122 Pitney Bowes Inc                                              93,899
                                                                        $158,293

OIL & GAS --- 1.03%
      1,400 BJ Services Co*                                               64,176
      3,900 Halliburton Co                                               118,014
      5,350 Schlumberger Ltd                                             339,779
                                                                        $521,969

PERSONAL LOANS --- 1.49%
     11,538 American Express Co                                          592,822
      3,948 SLM Corp                                                     159,697
                                                                        $752,519

PHARMACEUTICALS --- 14.39%
     14,072 Abbott Laboratories                                          573,575
      1,204 Allergan Inc                                                 107,782
     17,515 Bristol-Myers Squibb Co                                      429,118
     10,171 Eli Lilly & Co                                               711,055
      3,341 Forest Laboratories Inc*                                     189,201
     26,788 Johnson & Johnson                                          1,492,092
     19,995 Merck & Co Inc                                               949,763
          0 Merck & Co Inc                                                     0
      2,400 Mylan Laboratories Inc                                        48,600
     68,690 Pfizer Inc                                                 2,354,693
     11,955 Wyeth                                                        432,293
                                                                      $7,288,172

PRINTING & PUBLISHING --- 0.61%
        742 Dow Jones & Co Inc                                            33,464
        750 Knight-Ridder Inc                                             54,000
      1,748 McGraw-Hill Cos Inc                                          133,844
        488 Meredith Corp                                                 26,820
      1,341 New York Times Co Class A                                     59,956
                                                                        $308,084

REAL ESTATE --- 0.19%
      1,900 Simon Property Group Inc REIT                                 97,698
                                                                         $97,698

RESTAURANTS --- 0.50%
      3,544 Starbucks Corp*                                              154,093
      2,605 Yum! Brands Inc*                                              96,958
                                                                        $251,051

RETAIL --- 8.93%
        736 AutoZone Inc*                                                 58,954
      2,716 Bed Bath & Beyond Inc*                                       104,430
      2,926 Best Buy Co Inc                                              148,465
      2,952 Dollar General Corp                                           57,741
      1,514 Family Dollar Stores Inc                                      46,056
      8,074 Gap Inc                                                      195,795
     20,000 Home Depot Inc                                               704,000
      3,042 Kohl's Corp*                                                 128,616
      7,107 Lowe's Cos Inc                                               373,473
      1,402 RadioShack Corp                                               40,139
      1,300 Sherwin-Williams Co                                           54,015
      4,500 Staples Inc                                                  131,895
      4,396 TJX Cos Inc                                                  106,119
     38,664 Wal-Mart Stores Inc                                        2,039,913
      9,183 Walgreen Co                                                  332,516
                                                                      $4,522,127

SHOES --- 0.35%
      2,350 NIKE Inc Class B                                             178,013
                                                                        $178,013

SPECIALIZED SERVICES --- 1.07%
      1,654 Apollo Group Inc*                                            146,032
      1,582 Cintas Corp                                                   75,414
        414 Deluxe Corp                                                   18,009
      1,205 Equifax Inc                                                   29,824
      1,583 H&R Block Inc                                                 75,477
      1,000 Monster Worldwide Inc*                                        25,720
      1,705 Omnicom Group Inc                                            129,392
      1,471 Robert Half International Inc*                                43,792
                                                                        $543,660

TELEPHONE & TELECOMMUNICATIONS --- 0.64%
      9,976 Nextel Communications Inc*                                   265,960
     16,000 Qwest Communications International Inc*                       57,440
                                                                        $323,400

TOBACCO --- 1.94%
     18,503 Altria Group Inc                                             926,075
      1,510 UST Inc                                                       54,360
                                                                        $980,435

UNIT INVESTMENT TRUST --- 0.20%
      1,790 iShares S&P 500/Barra Growth Index Fund                      101,708
                                                                        $101,708

UTILITIES --- 0.11%
      5,700 AES Corp*                                                     56,598
                                                                         $56,598

TOTAL COMMON STOCK --- 94.49%                                        $47,855,878
(Cost $45,094,569)

SHORT-TERM INVESTMENTS

  2,594,000 Fannie Mae                                                 2,594,000
                  1.217%, July 1, 2004
    200,000 United States of America (1)                                 198,770
                  1.360%, November 26, 2004

TOTAL SHORT-TERM INVESTMENTS --- 5.51%                                $2,792,770
(Cost $2,792,770)

TOTAL MAXIM GROWTH INDEX PORTFOLIO --- 100%                          $50,648,648
(Cost $47,887,339)

Legend
* Non-income Producing Security (1) Collateral for Futures REIT - Real Estate Investment Trust See Notes to Financial Statements.

ITEM 2. CODE OF ETHICS

Not Required in Filing.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not Required in Filing.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Required in Filing.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.

ITEM 6.  SCHEDULE OF INVESTMENTS

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.


ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedure by which shareholders may recommend nominees to the registrant's board of directors.


ITEM 10.  CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS

(a) (1) Not Required in Filing.

     (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:      /s/ W. T. McCallum
         ------------------------
         W. T. McCallum President

Date:    August 27, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ W. T. McCallum
         ------------------------
         W. T. McCallum President

Date:    August 27, 2004


By:      /s/ G. R. McDonald
         ------------------------
         G. R. McDonald Treasurer

Date:    August 27, 2004